Business Combinations (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Identifiable Net Assets Acquired, Including Adjustments to Provisional Fair Values
The identifiable net assets acquired, including adjustments to provisional fair values, were as follows:

	2019 € m	2018 € m	2017 € m
ASSETS

Non-current assets

Property, plant and equipment	319	2,614	1,536

Intangible assets	92	58	56

Equity accounted investments	-	1	-

Total non-current assets	411	2,673	1,592

Current assets

Inventories	58	255	114

Trade and other receivables (i)	66	318	129

Cash and cash equivalents	10	69	174

Total current assets	134	642	417

LIABILITIES

Trade and other payables	(73)	(224)	(149)

Provisions for liabilities	(6)	(84)	(49)

Retirement benefit obligations	(1)	(115)	(52)

Lease liabilities	(64)	-	-

Interest-bearing loans and borrowings and finance leases*	(9)	(74)	(12)

Current income tax liabilities	9	(15)	(22)

Deferred income tax liabilities	-	(411)	(132)

Total liabilities	(144)	(923)	(416)

Total identifiable net assets at fair value	401	2,392	1,593

Goodwill arising on acquisition (ii)	278	1,504	487

Joint ventures becoming subsidiaries	-	(120)	-

Non-controlling interests**	(1)	(48)	(20)

Total consideration	678	3,728	2,060

Consideration satisfied by:

Cash payments	660	3,574	2,015

Asset exchange	-	12	-

Deferred consideration (stated at net present cost)	10	10	45

Contingent consideration	8	93	-

Profit on step acquisition	-	39	-

Total consideration	678	3,728	2,060

Net cash outflow arising on acquisition

Cash consideration	660	3,574	2,015

Less: cash and cash equivalents acquired	(10)	(69)	(174)

Total outflow in the Consolidated Statement of Cash Flows	650	3,505	1,841

Summary of Number of Acquisitions Completed and Details of Goodwill and Consideration
The following table analyses the 58 acquisitions completed in 2019 (2018: 44 acquisitions; 2017: 31 acquisitions) by reportable segment and provides details of the goodwill and consideration figures arising in each of those segments:

	Number of acquisitions			Goodwill			Consideration
Reportable segments	2019	2018	2017	2019	2018	2017	2019	2018	2017
Continuing operations				€ m	€ m	€ m	€ m	€ m	€ m
Americas Materials	27	24	13	31	1,353	239	161	3,398	1,171
Europe Materials	15	10	8	3	46	155	64	86	698
Building Products	15	8	8	228	74	76	450	211	162
Total Group from continuing operations	57	42	29	262	1,473	470	675	3,695	2,031

Discontinued operations
Europe Distribution	1	2	2	-	-	17	3	33	30
Total Group	58	44	31	262	1,473	487	678	3,728	2,061
Adjustments to provisional fair values of prior year acquisitions				16	31	-	-	-	(1)
Total				278	1,504	487	678	3,728	2,060

Summary of Post Acquisition Impact
The post-acquisition impact of acquisitions completed during the year on the Group’s profit for the financial year was as follows:

	2019	2018	2017
Continuing operations	€ m	€ m	€ m
Revenue	204	1,202	505
Profit/(loss) before tax for the financial year	2	145	(1)

Summary of Revenue and Profit Determined as Though Acquisitions Effected During the Year had been at the Beginning of the Year
The revenue and profit of the Group for the financial year determined in accordance with IFRS as though the acquisitions effected during the year had been at the beginning of the year would have been as follows:

	2019 acquisitions	CRH Group excluding 2019 acquisitions	Pro-forma consolidated Group
Continuing operations	€ m	€ m	€ m
Revenue	458	24,925	25,383
Profit before tax for the financial year	18	2,113	2,131